UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Aptus Behavioral Momentum ETF
Schedule of Investments
July 31, 2018 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 97.1%
		Accommodation and Food Services - 4.2%
11,327		Domino’s Pizza, Inc.	$2,975,150
		Administrative and Support and Waste Management and Remediation Services - 3.1%
23,979		Waste Management, Inc.	2,158,110
		Finance and Insurance - 4.1%
9,477		SVB Financial Group (a)	2,917,779
		Information - 24.1%
11,406		Adobe Systems, Inc. (a)	2,790,820
35,368		Akamai Technologies, Inc. (a)	2,661,796
12,387		Netflix, Inc. (a)	4,179,993
12,214		Palo Alto Networks, Inc. (a)	2,421,548
58,568		Twenty-First Century Fox, Inc. - Class A	2,635,560
72,467		Twitter, Inc. (a)	2,309,523
			16,999,240
		Manufacturing - 45.3% ♦
7,417		ABIOMED, Inc. (a)	2,629,549
8,613		Align Technology, Inc. (a)	3,071,826
8,269		Boeing Company	2,946,245
17,291		Estée Lauder Companies - Class A	2,333,248
38,957		HollyFrontier Corporation	2,905,413
6,460		Intuitive Surgical, Inc. (a)	3,282,907
19,515		Keurig Dr Pepper, Inc.	468,555
125,102		Marathon Oil Corporation	2,642,154
36,821		NetApp, Inc.	2,854,364
16,924		PVH Corporation	2,598,173
47,823		Square, Inc. (a) - Class A	3,091,757
25,915		Valero Energy Corporation	3,067,040
			31,891,231
		Mining, Quarrying, and Oil and Gas Extraction - 4.0%
43,147		Hess Corporation	2,831,737
		Professional, Scientific, and Technical Services - 4.2%
16,703		ServiceNow, Inc. (a)	2,939,060
		Retail Trade - 8.1%
1,628		Amazon.com, Inc. (a)	2,893,672
48,400		Copart, Inc. (a)	2,777,676
			5,671,348
		TOTAL COMMON STOCKS (Cost $63,417,041)	68,383,655
		TOTAL INVESTMENTS (Cost $63,417,041) - 97.1%	68,383,655
		Other Assets in Excess of Liabilities - 2.9%	2,069,880
		NET ASSETS - 100.0%	$70,453,535

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Aptus Fortified Value ETF
Schedule of Investments
July 31, 2018 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 99.3%
		Administrative and Support and Waste Management and Remediation Services - 8.1%
6,560		Alliance Data Systems Corporation		$1,475,213
728		Booking Holdings, Inc. (a)		1,476,908
20,993		Paychex, Inc.		1,448,937
21,856		Robert Half International, Inc.		1,655,810
				6,056,868
		Arts, Entertainment, and Recreation - 2.0%
51,752		Viacom, Inc. - Class B		1,503,396
		Construction - 1.7%
466		NVR, Inc. (a)		1,285,894
		Finance and Insurance - 6.2%
8,663		Cigna Corporation		1,554,315
61,703		H&R Block, Inc.		1,552,448
72,507		Western Union Company		1,461,741
				4,568,504
		Health Care and Social Assistance - 1.9%
33,569		MEDNAX, Inc. (a)		1,436,418
		Information - 11.6%
22,180		CDK Global, Inc.		1,385,141
13,432		Citrix Systems, Inc. (a)		1,477,117
46,541		DISH Network Corporation (a) - Class A		1,468,834
29,394		Manhattan Associates, Inc. (a)		1,414,439
30,249		Oracle Corporation		1,442,272
209,223		Sirius XM Holdings, Inc.		1,468,746
				8,656,549
		Manufacturing - 44.0% ♦
35,540		Allison Transmission Holdings, Inc.		1,670,380
25,791		Altria Group, Inc.		1,513,416
31,272		Applied Materials, Inc.		1,520,757
12,858		Carter’s, Inc.		1,347,904
17,227		Celgene Corporation (a)		1,551,980
22,514		Deluxe Corporation		1,326,750
33,440		General Mills, Inc.		1,540,246
62,498		Gentex Corporation		1,449,954
19,158		Gilead Sciences, Inc.		1,491,067
35,643		Hologic, Inc. (a)		1,529,441
8,422		Jazz Pharmaceuticals plc (a)		1,457,680
52,958		Juniper Networks, Inc.		1,394,914
8,344		Lam Research Corporation		1,590,700
52,106		Louisiana-Pacific Corporation		1,402,694
13,680		LyondellBasell Industries N.V. - Class A		1,515,607
21,858		Michael Kors Holdings, Ltd. (a)		1,458,584
14,658		MKS Instruments, Inc.		1,382,249
39,293		Pfizer, Inc.		1,568,969
9,268		Snap-on, Inc.		1,571,760
36,686		Teradyne, Inc.		1,586,670
14,590		Thor Industries, Inc.		1,383,862
11,938		United Therapeutics Corporation (a)		1,467,300
				32,722,884
		Professional, Scientific, and Technical Services - 7.7%
8,799		Accenture plc Ireland - Class A		1,401,945
7,626		Amgen, Inc.		1,498,890
4,166		Biogen, Inc. (a)		1,392,985
8,367		F5 Networks, Inc. (a)		1,433,937
				5,727,757
		Retail Trade - 11.8%
21,770		CVS Health Corporation		1,412,002
18,515		Express Scripts Holding Company (a)		1,471,202
46,133		L Brands, Inc.		1,461,032
17,120		Ross Stores, Inc.		1,496,802
15,358		TJX Companies, Inc.		1,493,719
24,046		Williams-Sonoma, Inc.		1,406,451
				8,741,208
		Wholesale Trade - 4.3%
11,297		Acuity Brands, Inc.		1,570,622
13,967		KLA-Tencor Corporation		1,640,005
				3,210,627
		TOTAL COMMON STOCKS (Cost $70,868,920)		73,910,105

Contracts		Security Description	Notional Amount	Value
		PURCHASED OPTIONS - 0.6%
		SPDR S&P 500 ETF Put Option
23,000		Expiration: October 2018; Strike Price: $195.00	$ 646,752,410	448,500
		TOTAL PURCHASED OPTIONS (Cost $489,348)		448,500
		TOTAL INVESTMENTS (Cost $71,358,268) - 99.9%		74,358,605
		Other Assets in Excess of Liabilities - 0.1%		88,774
		NET ASSETS - 100.0%		$74,447,379

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Opus Small Cap Value Plus ETF
Schedule of Investments
July 31, 2018 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 91.3%
		Accommodation and Food Services - 2.7%
4,560		Marcus Corporation	$175,788
5,054		Ruth’s Hospitality Group, Inc.	146,313
			322,101
		Administrative and Support and Waste Management and Remediation Services - 4.7%
1,805		Barrett Business Services, Inc.	165,843
4,807		Kforce, Inc.	181,705
2,907		Robert Half International, Inc.	220,234
			567,782
		Construction - 1.1%
4,655		MDC Holdings, Inc.	135,181
		Finance and Insurance - 20.6%
2,375		AMERISAFE, Inc.	149,150
6,232		Apollo Commercial Real Estate Finance, Inc. (a)	118,969
6,859		CareTrust REIT, Inc. (a)	115,986
4,047		German American Bancorp, Inc.	148,282
4,446		Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	87,097
1,197		Hanover Insurance Group, Inc.	150,128
722		Hingham Institution for Savings	159,613
1,596		Independent Bank Corporation	141,086
2,888		Lakeland Financial Corporation	140,039
1,824		PacWest Bancorp	91,601
2,337		Preferred Bank	145,455
2,869		Stewart Information Services Corporation	130,367
2,983		Stock Yards Bancorp, Inc.	113,802
5,016		STORE Capital Corporation (a)	137,689
3,059		Timberland Bancorp, Inc.	110,797
3,420		Towne Bank	110,466
1,577		W.P. Carey, Inc. (a)	103,104
2,071		Washington Trust Bancorp, Inc.	121,050
5,320		West Bancorporation, Inc.	131,936
1,482		Westwood Holdings Group, Inc.	86,504
			2,493,121
		Health Care and Social Assistance - 3.5%
2,926		Encompass Health Corporation	221,294
5,757		Ensign Group, Inc.	207,655
			428,949
		Information - 3.3%
2,375		Computer Services, Inc.	122,906
2,375		CyrusOne, Inc. (a)	147,060
1,520		j2 Global, Inc.	128,957
			398,923
		Manufacturing - 28.4% ♦
1,615		AptarGroup, Inc.	165,425
1,843		Cabot Corporation	121,822
1,159		Carlisle Companies, Inc.	142,372
1,330		Carter’s, Inc.	139,424
1,254		Chase Corporation	154,869
1,349		Crane Company	122,179
3,420		FLIR Systems, Inc.	200,412
4,313		Gildan Activewear, Inc.	110,628
3,838		Ituran Location and Control, Ltd.	130,684
1,406		Kadant, Inc.	135,820
1,197		Kaiser Aluminum Corporation	133,609
10,279		Mercer International, Inc.	184,508
4,446		Murphy Oil Corporation	147,874
1,919		Neenah, Inc.	168,488
1,064		Nordson Corporation	142,693
1,425		Oshkosh Corporation	107,231
1,026		Reliance Steel & Aluminum Company	92,545
1,501		Scotts Miracle-Gro Company	119,224
3,154		Silicon Motion Technology Corporation - ADR	168,329
1,938		Sonoco Products Company	108,179
1,653		STERIS plc	189,219
5,377		Superior Group of Companies, Inc.	112,702
4,883		Ternium S.A. - ADR	177,009
4,902		Turning Point Brands, Inc.	164,021
			3,439,266
		Professional, Scientific, and Technical Services - 3.2%
3,534		Booz Allen Hamilton Holding Corporation	167,052
6,859		Hackett Group, Inc.	123,668
1,045		SYNNEX Corporation	100,811
			391,531
		Real Estate and Rental and Leasing - 5.3%
3,952		Blackstone Mortgage Trust, Inc. - Class A (a)	130,969
4,731		New Residential Investment Corporation (a)	84,638
6,479		Retail Opportunity Investments Corporation (a)	122,518
1,672		Sun Communities, Inc. (a)	162,117
9,196		Two Harbors Investment Corporation (a)	142,538
			642,780
		Retail Trade - 3.7%
5,852		DSW, Inc. - Class A	160,579
1,520		MSC Industrial Direct Company, Inc. - Class A	128,638
2,945		Penske Automotive Group, Inc.	153,729
			442,946
		Transportation and Warehousing - 2.6%
2,584		Forward Air Corporation	165,118
3,211		Grupo Aeroportuario del Centro Norte SAB de CV - ADR	155,701
			320,819
		Utilities - 6.2%
15,333		Algonquin Power & Utilities Corporation	150,570
4,066		Aqua America, Inc.	150,198
4,180		CorEnergy Infrastructure Trust, Inc. (a)	158,965
3,344		NextEra Energy Partners LP	157,402
3,515		OGE Energy Corporation	127,384
			744,519
		Wholesale Trade - 6.0%
4,408		Entegris, Inc.	154,941
1,064		Hubbell, Inc.	131,138
2,907		KAR Auction Services, Inc.	172,821
2,755		Leggett & Platt, Inc.	120,035
2,261		RPM International, Inc.	145,541
			724,476
		TOTAL COMMON STOCKS (Cost $10,958,337)	11,052,394

		CLOSED END FUNDS - 4.6%
13,775		Hercules Capital, Inc.	186,100
4,617		Main Street Capital Corporation	182,141
8,740		Newtek Business Services Corporation	183,715
		TOTAL CLOSED END FUNDS (Cost $550,247)	551,956
		TOTAL INVESTMENTS (Cost $11,508,584) - 95.9%	11,604,350
		Other Assets in Excess of Liabilities - 4.1%	495,743
		NET ASSETS - 100.0%	$12,100,093

		Percentages are stated as a percent of net assets.

	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(a)	Real Estate Investment Trust (“REIT”)
	ADR	American Depositary Receipt

Summary of Fair Value Disclosure at July 31, 2018 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018:

	Aptus Behavioral Momentum ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$68,383,655	$-	$-	$68,383,655
Total Investments in Securities	$68,383,655	$-	$-	$68,383,655
^See Schedule of Investments for breakout of investments by sector classification.
	Aptus Fortified Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$73,910,105	$-	$-	$73,910,105
Put Options	-	448,500	-	448,500
Total Investments in Securities	$73,910,105	$448,500	$-	$74,358,605
^See Schedule of Investments for breakout of investments by sector classification.
	Opus Small Cap Value Plus ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,052,394	$-	$-	$11,052,394
Closed End Funds	551,956			551,956
Total Investments in Securities	$11,604,350	$-	$-	$11,604,350
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date          9/28/18

By (Signature and Title)*      /s/ Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal
financial officer)

Date          9/28/18

* Print the name and title of each signing officer under his or her signature.